Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2024
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables, Net
	As of December 31,
	2024	2023
Trade receivables	$6,279,680	$5,780,144
Provision for expected credit loss on trade receivables	(357,335)	(149,339)
Trade receivables, net	$5,922,345	$5,630,805

Schedule of Company’s Trade Receivables

The following tables details the Company’s trade receivables as of:

	Trade receivables - as of December 31, 2024
	<30	31-60	61-90	91 and over	Total
Trade receivables	$5,500,821	$371,305	$5,524	$44,695	$5,922,345
	Trade receivables - as of December 31, 2023
	<30	31-60	61-90	91 and over	Total
Trade receivables	$5,361,716	$61,041	$15,068	$192,980	$5,630,805